Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 254,789	$ 279
Less: Allowance for doubtful accounts	(108,936)	(279)
Accounts receivable, net	$ 145,853